BILLINGS IN EXCESS OF COSTS/COSTS IN EXCESS OF BILLINGS (Details1) (USD $)	Jun. 30, 2012	Sep. 30, 2011
Earnings on billings to date	$ 681,592	$ 0
Less: Billings	(1,196,000)	0
Total (billings in excess of costs)	$ (514,408)	$ 0